Related-party Transactions (Details Textual) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related parties [member]
Dividends received	$ 420,547	$ 307,481	$ 380,433
Collection terms for sales [member] | Bottom of range [member]
Explanation of terms and conditions of outstanding balances for related party transaction	30 days
Collection terms for sales [member] | Top of range [member]
Explanation of terms and conditions of outstanding balances for related party transaction	55 days
Payment terms for purchases [member] | Bottom of range [member]
Explanation of terms and conditions of outstanding balances for related party transaction	30 days
Payment terms for purchases [member] | Top of range [member]
Explanation of terms and conditions of outstanding balances for related party transaction	120 days
Collection terms for leasing [Member]
Explanation of terms and conditions of outstanding balances for related party transaction	15 days